CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of June 30, 2026

Private Credit Investments (0.9%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
First Lien (0.3%)
North America (0.3%)
Beta Plus Technologies, Inc	SOFR 1M + 3.67%	7/1/2029	$4,331,398	$3,990,496	$4,228,071
CCMG Buyer, LLC	SOFR 3M + 3.92%	5/8/2030	2,137,044	2,003,451	2,147,947
Napa EA Buyer Inc	SOFR 3M + 3.72%	6/24/2028	3,200,403	3,218,319	3,218,049
Project Leopard Holdings, Inc (First Lien)	SOFR 1M + 3.77%	7/20/2029	895,887	767,181	566,433
Russell Investments First Lien	SOFR 3M + 3.87%, 1.50% PIK	12/29/2032	4,327,723	4,274,791	4,262,806
Total North America			$14,892,455	$14,254,238	$14,423,306
Total First Lien			$14,892,455	$14,254,238	$14,423,306

Preferred Equity (0.5%)
North America (0.4%)
DCERT Preferred Holdings, Inc.	10.50% PIK	10/16/2031	$3,655,192	$2,889,421	$3,295,989
Doctor No Parent Limited	12.25% PIK	10/30/2029	3,834,220	3,376,994	3,913,943
Great Dane Holding, LLC	—%	12/31/2032	1,723,278	2,962,749	3,150,169
Symplr Software Intermediate Holdings, Inc	SOFR 3M + 3.87%, 10.50% PIK	11/30/2028	3,399,784	2,959,906	2,477,136
WEG Sub Intermediate Holdings, LLC	13.00% PIK	5/26/2033	7,068,631	6,437,031	7,373,923
Total North America			$19,681,105	$18,626,101	$20,211,160
Europe (0.1%)
CTEC JV S.à r.l,	10.13% PIK	3/16/2049	$3,799,957	$4,120,492	$4,428,683
Total Europe			$3,799,957	$4,120,492	$4,428,683
Total Preferred Equity			$23,481,062	$22,746,593	$24,639,843

Second Lien (0.1%)
North America (0.1%)
Project Leopard Holdings, Inc (Second Lien)	SOFR 3M + 3.67%	7/20/2030	$7,127,306	$6,036,067	$4,383,293
Vision Solutions, Inc.	SOFR 3M + 3.93%	4/23/2029	1,721,571	1,543,410	1,234,195
Total North America			$8,848,877	$7,579,477	$5,617,488
Total Second Lien			$8,848,877	$7,579,477	$5,617,488
Total Private Credit Investments			$47,222,394	$44,580,308	$44,680,637

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
Direct Investments (31.3%)	(2)(17)(18)(19)
Bonds (0.4%)
Europe (0.2%)
Adagia Capital Europe - AGN 1	(6)	2/24/2026	$10,622,874	$11,123,236

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
Total North America			$10,622,874	$11,123,236
North America (0.1%)
Navgen Holdings Pte, Ltd.	(6)	3/31/2026	$6,636,696	$6,636,696
Total North America			$6,636,696	$6,636,696
Rest of World (0.0%)
Project Mint MIT 2	(6)	3/30/2026	$805,057	$810,065
Total North America			$805,057	$810,065
Total Bonds			$18,064,627	$18,569,997

Common Stocks (24.5%)
Europe (6.5%)
ACTE II Grand Co-Invest, L.P.	(6)	8/14/2024	$11,442,399	$13,424,354
Adagia Capital Europe - AGN 1	(6)	2/24/2026	771,142	3,102,653
AI Co-Investment IV-1 SCSp	(6)	10/21/2025	8,669,332	8,483,278
Astorg VIII Co-Invest Corden	(4)	8/1/2022	10,763,239	19,094,207
Aurelia Co-Invest SCSp	(6)	5/14/2024	7,333,174	15,274,703
CCP NOMOS, L.P.; CCP HERMES, L.P.	(6)	7/7/2025	1,325,506	—
Cinven Isabella, L.P.	(6)	11/26/2024	12,759,995	15,253,695
Cinven Pegasus Limited Partnership	(6)	10/2/2024	6,630,957	9,437,360
Co-invest Vista Limited Partnership	(5)	7/1/2025	17,485,817	20,050,641
Delta Opportunities, L.P.	(6)	3/21/2025	6,554,197	7,938,577
ECI 12 E, L.P.	(6)	1/16/2025	229,533	—
Everest Co-Investment, L.P.	(6)	3/19/2025	11,022,490	13,247,965
Fremann 2 MM Co-Investment 3 Salus SCSp	(6)	8/1/2025	27,701,753	29,707,092
HPM Sub-Pooling S.à r.l.	(6)	9/5/2024	523,455	82,329
Indigo Acquisition Holding B.V.	(6)	9/6/2024	1,070,642	—
LEP SAL Co-Invest, L.P.	(6)	11/10/2025	51,087	—
Locron Co-Investment, L.P.	(6)	10/24/2025	2,849,262	3,380,450
Menrva Co-investment, L.P.	(6)	3/12/2025	15,933,697	18,358,436
Motel One Co-Invest SCSp	(6)	5/28/2025	17,054,825	19,255,334
Nutrition Supplements Collective SCA	(6)	8/22/2025	12,974,163	16,476,459
OEP IX Project Bravo Co-Investment Partners, L.P.	(6)	5/26/2026	2,729,878	2,643,635
Partners Group Client Access 55 LP, Inc.	(6)	12/4/2025	11,816,057	6,232,570
PP Food Technologies HoldCo S.p.A	(6)	10/16/2024	8,188,776	8,560,667
PSC Tiger, L.P.	(6)	9/4/2024	4,851,012	5,971,557
SEP EIGER Aggregator, L.P.	(4)	4/25/2022	125,406	—
Thor Co-Invest, L.P.	(6)	12/11/2025	57,978,191	63,011,789
TSO III Project Olympus Co-Invest, L.P.	(6)	10/23/2024	8,662,930	11,987,670
Vantage RC Holding B.V.	(6)	2/27/2025	12,964,197	15,611,771

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
Total Europe			$280,463,112	$326,587,192
North America (16.4%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	$129,178	$3,995,306
Alpha OMH Co-Invest, L.P.	(6)	5/2/2025	6,667,335	8,362,950
Anchor TopCo, LP	(6)	5/12/2026	—	—
BarBri Topco, L.P.	(6)	12/19/2024	16,091,492	19,665,125
BCPE Polymath Investor, L.P.	(6)	9/25/2024	7,495,319	5,236,107
BCPE Virginia Investor, L.P.	(6)	12/13/2023	5,007,014	5,000,000
BharCap Babylon Acquisition, L.P.	(6)	3/8/2024	7,413,147	14,230,355
BSP-FL Intermediate, Inc.	(6)	12/5/2024	12,524,844	13,715,215
Cetera Financial Group	(6)	12/18/2023	4,279,942	6,195,077
Corsair Amore Investors, L.P.	(4)	5/25/2022	1,821,152	—
Crimson FLS Topco, L.P.	(6)	2/17/2026	28,000,000	28,000,000
CSC Comfort Co-Invest Aggregator, LP	(6)	3/27/2026	5,843,855	5,833,000
CSC Echo Co-Invest Aggregator, L.P.	(6)	6/9/2026	5,348,083	5,000,000
CSC Riviera Co‐Invest, L.P.	(6)	1/30/2025	16,726,153	26,531,143
CSC Tau Co‐Invest Aggregator, L.P.	(6)	1/30/2025	7,170,802	7,143,000
EQT X Co-Investment (A) SCSp	(6)	7/2/2024	10,544,288	14,464,096
EXPG Holdings, L.P.	(6)	12/8/2025	26,126,450	30,393,738
G-3 Chickadee Aggregator, LLC	(6)	10/29/2025	17,346,550	17,287,000
G-3 Frax Aggregator LLC	(6)	1/28/2026	18,254,784	18,208,000
Global Payments Inc	(6)	1/29/2024	3,785,820	6,357,635
Gula Co-Invest II, L.P.	(6)	10/23/2024	13,410,412	18,491,845
Inverness Graham Co-Investment Fund-A, L.P.	(6)	7/8/2025	10,251,455	17,868,004
KKR Icon Co-Invest L.P.	(6)	11/13/2024	17,857,000	20,535,550
Linden Investment III, L.P.	(6)	7/17/2025	2,509,602	2,767,060
LM Carpenter Co-Invest-A I L.P.	(6)	12/27/2024	6,223,813	10,808,618
Magnesium Co-Invest SCSp	(4)	5/6/2022	9,454,920	12,223,977
Mariner Opportunity-A, L.P.	(6)	5/29/2025	1,665,711	1,878,791
Martis Partners IV Three Oaks Co-Invest, L.P.	(6)	6/16/2025	5,185,071	7,221,966
MDCP Co-Investors (Chicago), L.P.; MDCP Co-Investors (Chicago-C), L.P.	(6)	10/27/2025	22,576,374	26,355,000
MDP Arevi Co-Investors (Rome), L.P.	(5)	1/2/2026	22,148,785	21,850,000
MidOcean Partners QT Co-Invest, L.P.	(6)	8/20/2024	7,070,874	7,107,904
Mitre Peak Capital Norstar Apex Co-Invest Fund, LP	(6)	4/30/2026	5,000,000	5,000,000
MOP-Arnott Holdings, L.P.	(6)	11/12/2024	2,793,670	2,111,280
Navgen Holdings Pte, Ltd.	(6)	3/31/2026	578,200	578,200
NCP MSI Co-Invest, L.P.	(6)	3/20/2025	5,104,269	5,084,666
NS UI A, LLC	(6)	12/27/2024	9,050,406	7,348,616
OEP VIII Project Greenheart Co-investment Partners, L.P.	(4)	10/17/2022	8,137,246	9,870,130

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
Onward Co-Invest L.P.	(6)	3/23/2026	10,686,491	10,659,000
Opalite Holdings, L.P.	(6)	4/20/2026	18,830,000	18,830,000
Oscar Holdings, L.P.	(4)	4/27/2022	4,356,463	1,090,873
PACP Cedar Co-Invest (A), L.P.	(6)	4/30/2026	14,914,962	14,833,403
PC Key Data Holdings, L.P.	(6)	9/20/2024	7,650,599	4,748,467
PCP Release Aggregator, L.P.	(6)	6/10/2025	26,325,275	28,360,886
Plano Co-investment II, L.P.	(6)	9/27/2024	8,228,407	2,876,662
Polar Investors, L.P.	(6)	2/6/2026	18,013,593	17,888,084
Pretzel Co-Invest, L.P.	(6)	12/19/2024	16,000,836	15,823,000
Project Second Co-Invest Fund, L.P.	(6)	5/2/2025	14,523,736	14,493,000
Quad-C Synoptek Holdings, LLC	(5)	8/12/2022	4,228,730	3,316,832
RCP Nats Co-Investment Fund, L.P.	(6)	5/19/2025	4,016,215	6,808,625
RCR Equity, L.P.	(6)	4/23/2024	56,000	3,856,902
REP AGP II Holdco, L.P.	(6)	7/18/2025	15,521,532	17,248,010
REP RS Coinvest IV, L.P.	(6)	1/30/2026	24,628,754	24,589,800
Rocket Co-Invest, SLP	(6)	3/20/2024	6,744,854	9,337,318
Saguaro Coinvestor Holdings, L.P.	(6)	11/14/2025	15,114,518	19,788,210
Schill Aggregator LP	(5)	12/12/2025	17,433,000	17,433,000
SCP Chariot, L.P.	(6)	2/6/2026	26,349,283	45,710,000
SCP FCA Investments, LLC	(5)	6/7/2024	31,285	—
Sentinel NSI Co-Invest, L.P.	(6)	1/31/2025	—	74,802
SEP Hero Co-Invest I-A, L.P.	(6)	11/1/2024	7,783,821	8,229,297
SkyKnight Financial Holdings, L.P.	(6)	12/24/2024	7,402,257	8,666,293
SkyKnight Insurance Holdings, L.P.	(6)	11/13/2023	2,029,690	2,720,838
Skyrodema Co-Invest, L.P.	(6)	3/4/2026	3,777,601	3,747,000
STG AV, L.P.	(6)	11/1/2023	5,015,410	6,000,740
TI VI Project Emilia Co-Invest, L.P.	(6)	6/6/2025	7,743,816	10,130,765
Trivest Bright Co-Invest, L.P.	(6)	4/16/2024	7,817,375	5,273,597
Truelink Atlas, L.P.	(6)	6/26/2025	9,399,778	11,399,918
Truelink Lotus, L.P.	(6)	6/25/2026	5,000,000	5,000,000
Truelink Voltron A, L.P.	(6)	12/27/2024	5,030,198	8,097,352
Victors CCC Aggregator, L.P.	(4)	5/31/2022	2,992,681	4,742,605
VRS Parent Holdings, L.P.	(6)	7/17/2025	11,176,722	10,879,453
WCI-PXG Investment Holdings, L.P.	(6)	3/27/2026	15,463,000	15,463,000
Webster Oceans Co-Investment Fund, L.P.	(4)	1/31/2022	3,824,645	8,796,274
WP Meridian Co-Investment Vehicle, L.P.	(6)	6/4/2026	926,107	926,107
Cascade Equity Holding, LLC	(6)	12/27/2024	7,518,984	7,500,000
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	107,797	—
Zenyth Partners II Co-Invest Opportunities I, L.P.	(6)	12/12/2025	7,143,436	14,596,857

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
Total North America			$713,401,867	$822,656,324
Rest of World (1.6%)
EverSaaS Holdings Pte, Ltd.	(6)	7/28/2025	$4,576,774	$4,783,163
Glenwood Co-Investment Fund III-1, L.P.	(6)	11/19/2025	7,773,532	7,200,372
Habit Health	(6)	7/25/2024	5,437,185	5,635,329
KKR Sirius Co-Invest, L.P.	(6)	8/30/2024	12,034,186	13,352,673
Mason Stevens Co Investment Trust	(6)	3/26/2025	4,862,005	7,837,384
Nexon Co Investment Trust	(6)	12/10/2025	13,377,906	13,880,288
Project Mint MIT 2	(6)	3/30/2026	5,237,125	5,111,787
Quadria Capital Fund III Holdings Pte, Ltd.	(5)	7/28/2025	2,192,623	4,722,047
Sherwood Coinvestment, L.P.	(5)	10/17/2025	4,603,420	4,821,446
Thinkex Holdings Pty, Ltd.	(6)	10/29/2025	12,755,273	12,949,347
Total Rest of World			$72,850,029	$80,293,836
Total Common Stocks			$1,066,715,008	$1,229,537,352

Convertible Preferred Stocks (0.4%)
North America (0.4%)
SCP Dragon, L.P.	(6)	11/24/2025	$8,005,020	$10,311,744
Webster Cascade Aggregator, L.P.	(4)	12/21/2022	6,449,031	8,387,705
Total North America			$14,454,051	$18,699,449
Total Convertible Preferred Stocks			$14,454,051	$18,699,449

Preferred Stocks (5.3%)
Europe (1.9%)
Astorg VIII Co-Invest Corden	(4)	8/1/2022	$270	$—
CCP NOMOS, L.P.; CCP HERMES, L.P.	(6)	7/7/2025	17,798,614	18,222,969
ECI 12 E, L.P.	(6)	1/16/2025	9,383,685	10,827,008
HPM Sub-Pooling S.à r.l.	(6)	9/5/2024	5,011,876	6,306,173
Indigo Acquisition Holding B.V.	(6)	9/6/2024	9,587,726	10,988,938
LEP SAL Co-Invest, L.P.	(6)	11/10/2025	10,652,647	10,837,331
Partners Group Client Access 55 LP, Inc.	(6)	12/4/2025	35,946,380	38,543,919
SEP EIGER Aggregator, L.P.	(4)	4/25/2022	2,077,360	2,177,788
Total Europe			$90,458,558	$97,904,126
North America (3.1%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	$7,920,000	$10,804,719
Anchor TopCo, LP	(6)	5/12/2026	5,000,000	5,000,000
Corsair Amore Investors, L.P.	(4)	5/25/2022	184,283	142,902
GPS Co-Invest (IGI III)-A Feeder, L.P.	(6)	11/27/2024	16,667,000	20,817,234

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
Hollywood Offshore Co-Invest, L.P. (Cayman)	(6)	10/30/2025	21,910,505	23,224,455
LJ Shield Co-Invest, L.P.	(6)	6/13/2024	9,862,006	8,125,307
MPGC III SK C-Investment, L.P.	(6)	6/2/2025	10,480,269	12,146,579
Navgen Holdings Pte, Ltd.	(6)	3/31/2026	3,469,200	3,469,200
NP Kaba Holdings, L.P.	(6)	1/30/2026	12,273,291	13,746,031
RCR Equity, L.P.	(6)	4/23/2024	3,784,399	4,010,310
SCP FCA Investments, LLC	(5)	6/7/2024	7,558,512	14,221,549
TRN Co-Invest Aggregator, L.P.	(6)	1/22/2026	11,565,000	11,565,000
VFF IV Co-Invest 4-C, L.P.	(6)	11/22/2024	15,861,683	19,583,332
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	7,309,839	7,314,585
Total North America			$133,845,987	$154,171,203
Rest of World (0.3%)
EverSaaS Holdings Pte, Ltd.	(6)	7/28/2025	13,824,230	14,256,217
Quadria Capital Fund III Holdings Pte, Ltd.	(5)	7/28/2025	57,945	—
Total Rest of World			$13,882,175	$14,256,217
Total Preferred Stocks			$238,186,720	$266,331,546

Shareholder Loans (0.6%)
Europe (0.6%)
ECI 12 E, L.P.	(6)	1/16/2025	$934,922	$1,587,132
Locron Co-Investment, L.P.	(6)	10/24/2025	$26,894,961	$28,117,806
Total Europe			$27,829,883	$29,704,938
Total Shareholder Loans			$27,829,883	$29,704,938

Warrants (0.2%)
North America (0.2%)
GPS Co-Invest (IGI III)-A Feeder, L.P.	(6)	11/27/2024	$42,447	$7,799,326
SCP Dragon, L.P.	(6)	11/24/2025	—	2,922,660
Total North America			$42,447	$10,721,986
Total Warrants			$42,447	$10,721,986
Total Direct Investments			$1,365,292,736	$1,573,565,268

Primary Investments (4.8%)	(17)(18)(19)(20)
Europe (0.5%)
Advent International GPE X-D SCSp	(4)	1/31/2022	$3,451,245	$4,717,684
PSG Europe (Lux) II SCSp	(4)	3/1/2022	3,237,081	3,718,717
TowerBrook Investors VI (892), L.P.	(6)	6/27/2024	12,229,486	14,871,580
Total Europe			$18,917,812	$23,307,981

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
North America (4.4%)
BharCap Partners II-B, L.P.	(6)	12/18/2024	$13,512,892	$17,388,993
CenterOak Equity Fund III-EF, L.P.	(6)	6/14/2024	962,600	481,903
Emerald Lake Capital Partners A, L.P.	(6)	12/5/2025	8,050,816	16,800,163
Francisco Partners VII-A, L.P.	(4)	2/15/2022	4,803,422	5,759,156
JLL Partners Fund IX	(6)(19)	12/12/2025	5,139,222	6,366,831
Lee Equity Partners Fund IV(A), L.P.	(6)	6/28/2024	6,029,702	6,484,011
Littlejohn Fund VII-A, L.P.	(6)	7/30/2025	21,786	—
Nautic Partners XI, L.P.	(6)	6/21/2024	4,061,385	4,266,882
OceanSound Partners Fund II (A), L.P.	(6)	7/2/2024	8,338,702	11,002,566
One Equity Partners VIII-A, L.P.	(4)	2/15/2022	8,157,761	10,807,174
Sole Source Capital III	(6)	3/31/2025	2,164,967	1,030,661
Springcoast Partners I-A, L.P.	(6)	11/7/2025	27,370,579	33,285,001
Trivest Growth Investment Fund III-A, L.P.	(6)	9/12/2024	1,250,648	1,060,530
Truelink Capital I-A, L.P.	(6)	6/7/2024	17,419,979	24,004,223
Valeas Capital Partners Fund I-A, L.P.	(6)	8/30/2024	32,515,718	54,381,272
Valeas Capital Partners Fund II-A, L.P.	(6)	8/14/2025	609,330	664,142
Webster Capital V, L.P.	(4)	6/30/2022	7,928,268	10,604,823
Zenyth Partners II-A, L.P.	(6)	4/30/2025	8,630,419	15,401,228
Total North America			$156,968,196	$219,789,559
Total Primary Investments			$175,886,008	$243,097,540

Secondary Investments (54.5%)	(17)(18)(19)(20)
Europe (12.0%)
Advent Global Technology II Limited Partnership	(5)	3/31/2025	$3,325,435	$3,936,927
Advent Global Technology Limited Partnership	(5)	3/31/2025	2,133,510	2,157,250
Advent International GPE IX Limited Partnership	(5)	3/31/2025	11,140,537	10,733,752
Advent International GPE IX-F Limited Partnership	(5)	12/31/2023	940,103	1,002,111
Advent International GPE VIII-B Limited Partnership	(5)	3/31/2025	2,003,853	1,838,617
Advent International GPE X Limited Partnership	(5)	3/31/2025	7,837,258	9,657,642
Alto Capital V	(6)	12/31/2025	924,942	1,177,456
Apheon MidCap Buyout IV, SCSp	(6)	12/31/2025	4,892,677	7,493,761
Apheon MidCap Buyout VI SCSp	(5)	12/31/2025	45	—
Apheon Opseo Long Term Value Fund SCSp	(6)	12/31/2025	1,726,795	3,868,955
Apheon Special Opportunities Fund SCA	(5)	12/31/2025	1,109,364	1,074,681
Apheon Svt Long Term Value Fund SCSp	(6)	12/31/2025	2,489,217	3,948,582
Axcel CV K/S	(6)	5/21/2025	41,346,230	44,612,979
Backed 1, L.P.	(5)	12/31/2025	768,882	1,708,694
Backed 2, L.P.	(5)	12/31/2025	463,746	872,526

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
Bain Capital Tremont Holdings, L.P.	(6)	3/10/2026	18,694,150	17,901,711
Barley (No.1) Limited Partnership	(6)	4/17/2024	9,380,406	5,575,201
Barley Institutional Co-Invest Limited Partnership	(6)	4/17/2024	1,312,379	787,474
Bridgepoint Europe VI	(5)	12/31/2023	784,597	859,327
BE VI ‘B’ LP	(5)	6/30/2026	1,399,130	1,538,307
Bregal Unternehmerkapital IV-B SCSp	(5)	12/31/2025	605,556	672,291
Bridgepoint Europe VII	(6)	1/31/2024	335,811	441,378
CVC Capital Partners Strategic Opportunities II	(5)	12/31/2023	811,947	1,174,839
CVC Capital Partners VI	(5)	12/31/2023	219,120	214,601
CVC Capital Partners VII	(5)	12/31/2023	252,380	316,703
CVC Capital Partners VIII (A), L.P.	(5)	12/31/2024	34,484,957	42,255,499
CVC Capital Partners VIII (A) L.P.	(6)	3/31/2026	15,883,027	19,512,702
CVC Capital Partners VIII	(5)	12/31/2023	620,617	686,270
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG	(4)	9/19/2022	12,613,174	17,395,542
E.C.B. (Bastille) SCA	(6)	12/31/2025	544,080	476,464
ECI 12 Special Purpose, L.P.	(6)	9/30/2025	36,735,872	42,014,346
Elysium Acquisition, L.P.	(6)	12/2/2024	48,544,470	74,134,564
Epiris Fund III (B), L.P.	(5)	12/31/2025	230,145	1,056,059
EQT IX (No. 1) EUR SCSP	(6)	6/30/2026	1,336,864	1,701,895
EQT VIII (No. 1) SCSP	(6)	6/30/2026	579,771	753,625
EQT X (No. 1) EUR SCSP	(6)	6/30/2026	1,080,850	1,134,669
Equistone SP I SCSp	(4)	6/23/2022	4,936,139	9,234,106
Eurazeo PME Secondary Fund 2025	(6)	12/17/2025	28,822,372	45,864,869
Gamma Co-invest, L.P.	(6)	6/28/2024	1,637,590	224,057
Hg Saturn 4 B, L.P.	(6)	12/31/2025	45,262	12,445
IK SC Strategic Opportunities I Fund	(6)	4/4/2024	13,086,774	17,158,379
Inflexion Continuation Fund I (No.1) Limited Partnership	(6)	5/13/2025	42,759,956	51,139,251
Investcorp Technology Partners IV-B, L.P.	(6)	6/30/2026	508,276	1,558,167
KKR Azur Co-lnvest, L.P.	(6)	12/31/2025	2,091,048	1,778,649
KKR Rainbow Co-lnvest (Asset), L.P.	(6)	12/31/2025	1,503,426	2,306,102
KKR Sigma Co-lnvest II, L.P.	(6)	12/31/2025	3,448,236	4,173,103
Merieux Participations 2 SAS	(6)	12/31/2025	508,165	683,478
Merieux Participations SAS	(6)	12/31/2025	29,616	19,499
Mid Europa Fund IV, LP	(6)	6/30/2026	492,093	658,447
Mid Europa Fund V, LP	(6)	6/30/2026	1,187,524	1,665,866
Norvestor SPV III SCSp	(6)	7/11/2025	53,927,738	68,780,158
PAI Partners VIII - 1 Global SCSp	(6)	6/30/2026	1,865,671	2,534,951
Portage Capital Solutions International Fund I, L.P.	(5)	12/31/2025	629,901	872,490
PrimeStone Capital Fund ICAV	(6)	12/31/2025	171,702	232,183

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
Providence Strategic Growth Europe, L.P.	(5)	9/30/2025	2,920,471	4,681,846
PSG Europe II, L.P.	(5)	9/30/2025	3,362,444	3,402,132
Sagard 3 FPCI	(6)	12/31/2025	1,586,758	1,381,167
Sagard 4A FPCI and Sagard 4B FIPS (A Shares)	(5)	12/31/2025	7,444,870	5,431,917
Sagard 4A FPCI and Sagard 4B FIPS (C Shares)	(5)	6/26/2026	831,247	466,175
Sagard II-A FPCI and Sagard II-B FPCI	(6)	12/31/2025	123,719	131,635
Sagard NewGen FPCI	(6)	12/31/2025	1,265,775	1,128,829
Sagard NewGen Pharma FPCI	(6)	12/31/2025	445,330	341,058
Sagard Testing FPCI	(5)	12/31/2025	2,538,733	2,093,834
TowerBrook Investors V	(6)	6/28/2024	29,393,612	51,905,055
Total Europe			$475,116,345	$604,547,248
North America (41.8%)
Alpine Investors Heroes I-A, LP	(6)	6/30/2026	$—	$—
Alpine Investors VII, L.P.	(5)	6/30/2026	2,218,785	2,559,783
Alpine Investors VIII, L.P.	(5)	6/30/2026	4,622,167	5,326,436
Apollo Overseas Partners (Delaware 892) IX, L.P.	(6)	3/31/2026	14,787,640	17,427,711
Apollo Overseas Partners (Delaware 892) IX, L.P.	(4)	3/31/2022	6,621,803	6,148,362
Apollo Overseas Partners (Delaware 892) X, L.P.	(4)	7/21/2022	252,318	310,535
Audax Private Equity Beacon CF	(6)	8/5/2025	67,897,353	87,608,076
Audax Private Equity Fund VI	(5)	12/31/2023	694,697	823,935
Aurorium PPC Holdings	(7)	8/14/2025	2,656,548	1,675,838
Bain Capital Beacon Holdings, L.P.	(6)	3/14/2025	88,857,657	133,181,545
BCP Great Lakes II Series B Offshore Feeder, LP	(6)	4/7/2026	3,799,047	3,879,036
Bertram Growth Capital IV, L.P	(5)	6/30/2026	3,398,823	3,730,799
C2 Capital Global Export-To-China Fund, L.P.	(5)	12/31/2025	2,204,576	3,891,351
CB EVEREST OFFSHORE, LP	(6)	4/8/2026	20,860,157	26,221,218
CB Offshore CF I, Limited Partnership	(6)	12/10/2024	31,789,087	86,988,963
CF24XB SCSp	(6)	3/19/2025	116,776,132	130,315,749
CHG PPC Investor	(8)	8/14/2025	6,169,459	6,628,110
Churchill Secondary Partners II, L.P.	(5)	6/30/2025	8,526,375	14,931,140
Churchill Secondary Partners II, L.P.	(6)	6/30/2025	8,263,348	12,655,264
Churchill Secondary Partners III, L.P.	(5)	3/31/2026	25,766,606	32,706,306
Clayton, Dubilier & Rice Fund XI, L.P.	(5)	6/30/2023	3,821,367	5,411,375
Clayton, Dubilier & Rice Fund XI, L.P.	(5)	12/31/2024	19,908,919	27,094,483
Clearlake Capital Partners VI, (Offshore), L.P.	(6)	6/30/2026	672,194	914,432
Court Square Capital Partners IV, L.P.	(5)	6/30/2026	4,067,375	4,637,987
Court Square Capital Partners IV-A, L.P.	(6)	3/31/2026	12,831,103	17,159,250
Court Square Capital Partners V, L.P.	(6)	3/31/2026	360,212	262,684
EAG Holdings, L.P.	(6)	3/14/2026	49,567,438	56,802,710

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
EagleTree Partners V (Onshore), LP	(5)	6/30/2026	3,540,421	3,894,587
EagleTree Partners VI (Onshore) A, L.P.	(6)	6/30/2026	1,287,060	1,247,868
EDP PPC Investor	(9)	8/14/2025	1,536,767	2,010,618
Excellere Partners III	(6)	3/31/2024	5,669,117	6,948,770
Excellere Partners IV	(6)	3/31/2024	6,815,354	10,395,731
Frontier Opportunity Fund A	(5)	12/31/2023	466,393	713,405
GA Continuity Fund II, L.P.	(6)	3/4/2025	136,691,887	170,250,671
GA Continuity I (AM) Fund	(5)	6/30/2023	133,441	150,865
GA Continuity I (HG) Fund	(5)	6/30/2023	238,588	331,201
GA Continuity I (SNF) Fund	(5)	6/30/2023	160,950	212,832
Genstar Capital Partners IX, L.P.	(6)	6/30/2026	1,529,665	1,647,446
Genstar Capital Partners X, L.P.	(6)	6/30/2026	1,231,614	1,405,617
Green Equity Investors Side CF III - C, L.P.	(6)	12/4/2023	8,353,901	11,979,218
Green Equity Investors Side VII, L.P.	(6)	3/31/2026	15,933,528	17,688,662
Green Equity Investors Side X, L.P.	(6)	3/31/2026	29	—
Green Equity Investors VIII, L.P.	(5)	12/31/2024	14,949,984	20,232,160
GreyLion Fund III, LP	(5)	6/30/2026	3,243,972	3,866,113
Halifax Capital Partners IV, L.P.	(5)	6/30/2026	3,010,199	3,329,571
Hellman & Friedman Capital Partners IX (Parallel), L.P.	(6)	3/31/2026	7,187,580	8,330,588
Hellman & Friedman Capital Partners IX	(5)	12/31/2023	775,264	1,039,497
Hellman & Friedman Capital Partners X	(5)	12/31/2023	512,475	566,882
Hidden Harbor Capital Partners Continuation Fund, L.P.	(6)	4/25/2025	111,254,090	121,212,026
Highline PPC Blocker	(6)	8/14/2025	3,301,919	4,274,273
Highline PPC FT Holdings	(10)	8/14/2025	333,018	430,825
Investcorp North American Private Equity Parallel Fund I, L.P.	(4)	2/17/2023	4,155,808	4,640,152
Investcorp North American Private Equity Realization Fund 2022, L.P.	(4)	2/17/2023	7,304,550	11,766,523
Kenco PPC FT Investor	(11)	8/14/2025	2,719,657	4,572,212
Kinderhook GME Equity	(6)	6/14/2024	468,713	555,129
Kinderhook PMQ Reinvestment Fund V-A, L.P.	(4)	3/3/2022	3,148,254	6,878,477
Kinderhook Reinvestment Fund IV2, L.P.	(6)	11/13/2023	9,899,849	10,759,707
Lawley PPC FT Investor	(12)	8/14/2025	947,160	1,393,029
LEP Red Rock Fund, L.P.	(6)	10/8/2025	57,408,627	67,962,950
Linden Capital Partners V A, L.P.	(6)	6/30/2026	2,014,440	1,953,604
Lindsay Goldberg V, L.P.	(5)	12/31/2024	13,786,418	10,991,861
Littlejohn Altitude Feeder Fund (A), L.P.	(6)	5/12/2026	46,627,223	57,430,384
Littlejohn Altitude Fund, L.P.	(5)	5/20/2026	39,083	107,770
Littlejohn Altitude Fund, L.P.	(4)	5/20/2026	124,574	343,512
Littlejohn Altitude Fund, L.P.	(4)	5/20/2026	156,868	432,001
Littlejohn Fund V, L.P.	(4)	3/31/2022	1,966,764	833,950

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
Littlejohn Fund VI	(5)	12/31/2023	798,717	1,041,802
Littlejohn Fund VI	(4)	12/31/2022	3,111,314	3,320,691
Littlejohn Fund VI-A, L.P.	(4)	3/31/2022	3,929,108	4,179,290
Littlejohn Fund VII-A, L.P.	(6)	12/31/2023	5	—
LM Simba CV Feeder	(6)	1/7/2026	48,029,783	66,318,398
Madison Dearborn Capital Partners Cub SPV	(5)	6/30/2026	1,631,388	8,996,652
Madison Dearborn Capital Partners Cub SPV	(6)	6/30/2026	145,343	801,526
Madison Dearborn Capital Partners IX-C, L.P.	(6)	10/8/2025	440,558	552,014
Madison Dearborn Capital Partners VIII, L.P.	(5)	12/31/2024	37,443,167	38,127,196
Madison Dearborn Capital Partners VIII-C, L.P.	(6)	9/30/2025	3,068,821	3,399,145
Manulife PE Partners II Cayman, L.P.	(6)	6/1/2024	79,765,439	113,870,314
Monogram PPC Holdings	(13)	8/14/2025	2,069,940	3,050,135
NAI PPC Holdings	(6)	8/14/2025	27,316	113,503
NAI PPC Intermediate	(6)	8/14/2025	58,702	70,967
New Mountain Partners VI, L.P.	(5)	12/31/2024	13,183,334	19,134,296
New Mountain WCO Continuation Fund, L.P.	(5)	3/27/2026	329,596	327,510
New Mountain WCO Rollover Fund	(5)	5/5/2026	4,941,744	4,941,744
Norwest Equity Partners IX, L.P.	(5)	9/30/2023	3,647,435	6,434,286
Norwest Equity Partners X, L.P.	(5)	9/30/2023	4,552,634	9,876,460
Norwest Equity Partners XI, L.P.	(5)	9/30/2023	3,008,804	2,807,445
Oak Hill Capital Partners V (Offshore), L.P.	(6)	6/30/2026	3,014,697	4,174,508
Oak Hill Capital Partners VI (TE 892), L.P.	(6)	6/30/2026	2,755,078	3,660,429
Odyssey Investment Partners Fund V	(4)	12/31/2022	881,878	348,087
Odyssey Investment Partners Fund VI	(4)	12/31/2022	1,713,806	2,425,340
OEP Jupiter, L.P.	(6)	3/10/2026	33,293,931	57,106,652
OEP Neptune Fund I SCSP	(4)	4/24/2023	10,080,406	14,762,152
One Equity Partners VI	(5)	12/31/2023	53,487	32,111
One Equity Partners IX-B SCSp	(5)	12/31/2025	1,757,342	2,042,629
One Equity Partners VII	(5)	12/31/2023	549,577	510,687
One Equity Partners VIII	(5)	12/31/2023	602,902	677,426
Peak Rock Capital Fund IV-C NUS	(5)	12/31/2025	367,367	405,109
Plaskolite PPC Investor	(14)	8/14/2025	1,037,310	734,110
PPC IV-A, L.P.	(6)	8/14/2025	4,033,169	3,730,988
ProAmpac PPC Investor II	(6)	8/14/2025	4,865,123	4,803,748
ProAmpac PPC Investor III	(6)	8/14/2025	2,714,873	2,680,728
ProAmpac PPC Investor IV LLC	(6)	1/20/2026	793,895	1,015,959
Providence Strategic Growth II, L.P.	(5)	9/30/2025	1,665,011	1,612,924
Providence Strategic Growth III, L.P.	(5)	9/30/2025	2,734,768	4,055,446
Providence Strategic Growth IV, L.P.	(5)	9/30/2025	4,947,312	6,225,508

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
Providence Strategic Growth, L.P.	(5)	9/30/2025	698,321	315,773
PSG Fidelity Co-Invest, L.P.	(5)	9/30/2025	3,222,339	2,750,943
PSG LM Sequel, L.P.	(5)	10/3/2025	69,846	658,493
PSG LM Sequel, L.P.	(5)	10/3/2025	44,085	355,464
PSG V, L.P.	(5)	9/30/2025	5,353,132	6,681,661
PSG VI, L.P.	(5)	9/30/2025	868,297	1,090,513
Quad-C Partners IX, L.P.	(5)	12/31/2022	1,153,236	1,273,868
Quad-C Partners X, L.P.	(4)	12/31/2022	2,202,433	2,763,357
Roark Capital Partners CF, L.P.	(4)	8/17/2022	5,776,645	8,637,209
Sentinel MCA AV, L.P.	(6)	10/13/2023	2,370,001	2,725,143
Stone Point CV, L.P.	(6)	10/13/2025	116,459,589	147,363,217
Stone Point Fund IX, L.P.	(5)	6/30/2026	6,753,189	7,567,235
Stone Point Fund VII, L.P.	(5)	6/30/2026	2,562,602	2,860,837
Sugar PPC FT Investor	(15)	8/14/2025	2,192,060	2,732,924
TA Associates XIII	(5)	12/31/2023	325,539	420,808
TA Associates XIV	(5)	12/31/2023	330,594	350,900
Glow Mint Mit 2 Pty, Ltd.	(6)	3/14/2026	68,040,715	76,658,760
The Resolute Fund IV, L.P.	(5)	6/30/2026	3,644,420	4,154,193
The Resolute Fund V, L.P.	(5)	6/30/2026	6,575,844	7,432,616
The Resolute III Continuation Fund, L.P.	(6)	9/20/2024	92,768,017	102,174,398
Thoma Bravo Fund XV, L.P.	(5)	12/31/2024	26,120,813	31,116,591
Thoma Bravo Oasis Fund A, L.P.	(4)	1/21/2022	3,869,800	7,397,431
Thoma Bravo XV-A, L.P.	(6)	6/30/2026	2,997,128	3,507,960
Thomas H. Lee Parallel Fund VIII, L.P.	(6)	3/31/2026	1,885,384	2,840,570
TPG Healthcare Partners II, L.P.	(4)	8/5/2022	145,602	173,745
TPG Partners IX, L.P.	(4)	8/5/2022	793,473	967,200
TPG Partners VII, L.P.	(4)	3/31/2022	1,178,128	562,321
TPG Partners VIII, L.P.	(4)	3/31/2022	8,770,473	9,758,630
Valicor PPC FT Investor	(16)	8/14/2025	2,718,635	2,928,346
Warburg Pincus Capital Solutions Founders Fund, L.P.	(5)	12/31/2025	646,330	933,017
Wind Point Partners IX	(5)	12/31/2023	650,450	681,262
Wind Point Partners VIII	(5)	12/31/2023	181,479	55,007
Wind Point Partners X-B, L.P.	(6)	1/23/2024	326,800	423,181
Total North America			$1,646,056,869	$2,100,755,253
Rest of World (0.6%)
Affinity Asia Pacific Fund V	(5)	12/31/2023	$649,438	$877,513
CITIC Capital China Partners IV, L.P.	(6)	6/30/2026	282,512	513,518
Hahn & Company I, L.P.	(6)	6/30/2026	17,338	23,918
Hahn & Company II, L.P.	(6)	6/30/2026	174,362	232,830

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026

Private Equity Investments (90.6%)	Footnotes	Acquisition Date	Cost Value	Fair Value
Hahn & Company III, L.P.	(6)	6/30/2026	564,066	937,597
Hahn & Company III-S, L.P.	(6)	6/30/2026	208,374	327,421
Ping An Global Equity Selection Fund III	(6)	8/15/2025	1,247,717	2,087,431
Ping An Global Equity Selection Fund III	(6)	11/25/2024	10,380,213	18,141,620
TPG Asia VII (B), L.P.	(4)	4/20/2022	7,461,053	6,710,741
TPG Asia VIII (B), L.P.	(4)	7/1/2022	1,550,518	1,882,565
Total Rest of World			$22,535,591	$31,735,154
Total Secondary Investments			$2,143,708,805	$2,737,037,655
Total Private Equity Investments			$3,684,887,549	$4,553,700,463
Total Investments (91.5%)			$3,729,467,857	$4,598,381,100
Cash Equivalents (11.1%)
North America (11.1%)
Goldman Sachs Financial Square Government Fund (3.5%)	(4)(5)(6)		$541,959,446	$541,959,446
UMB Money Market II Special (3.4%)	(6)		23,239,646	23,239,646
Total Cash Equivalents			$565,199,092	$565,199,092
Total Investments and Cash Equivalents (101.8%)			$4,250,086,641	$5,118,899,555
Other Assets and Liabilities, Net (-1.8%)				$(91,887,280)
Net Assets (100.0%)				$5,027,012,275

Investment Abbreviations
SOFR - Secured Overnight Financing Rate

(1) As of June 30, 2026, the below reference rates were in effect:
1M SOFR - 1 Month SOFR as of June 30, 2026 was 3.63%
3M SOFR - 3 Month SOFR as of June 30, 2026 was 3.63%
(2) The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Private Credit Investment or the Fair Value of the Fund’s interest in such Direct Investment or Private Credit Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Private Credit Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Consolidated Financial Statements for further details regarding the valuation policy of the Fund.
(3) Direct Investments are private investments directly into the equity of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets acquired on the secondary market.
(4) Investments held in AlpInvest Seed Fund L.P.
(5) Investments held in ACP 2022 Marvel Blocker LLC
(6) Investments held in AlpInvest CAPM Holdings, LLC
(7) Investments held in Alp Aurorium RIC Blocker, LLC
(8) Investments held in Alp CHG RIC Blocker, LLC
(9) Investments held in Alp EDP RIC Blocker, LLC
(10) Investments held in Alp Highline RIC Blocker, LLC
(11) Investments held in Alp Kenco RIC Blocker, LLC
(12) Investments held in Alp Lawley RIC Blocker, LLC
(13) Investments held in Alp Monogram RIC Blocker, LLC
(14) Investments held in Alp Plaskolite RIC Blocker, LLC
(15) Investments held in Alp Sugar RIC Blocker, LLC
(16) Investments held in Alp Valicor RIC Blocker, LLC
(17) Investment does not issue shares.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of June 30, 2026
(18) Non-income producing security.
(19) Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2026, was $4,598,381,100, or 91.5%, of net assets.
(20) The Fair Value of the Primary Investments and Secondary Investments is determined using the net asset value of the respective underlying funds as a practical expedient in accordance with ASC Topic 820, Fair Value Measurement. Please see Notes to Consolidated Financial Statements for further details regarding the valuation policy of the Fund.

See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of June 30, 2026

1. ORGANIZATION
Carlyle AlpInvest Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on December 7, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on January 3, 2023.

The Fund’s Board of Trustees (the “Board”) provides broad oversight over the Fund’s investment program and its management and operations. AlpInvest Private Equity Investment Management, LLC serves as the Fund’s investment adviser (“Carlyle AlpInvest”). Carlyle AlpInvest oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. Carlyle AlpInvest entered into a sub-advisory agreement with Carlyle Global Credit Investment Management L.L.C., who serves as the Fund’s sub-adviser (“Sub-Adviser” and together with Carlyle AlpInvest, the “Advisers”) and manages the portion of the Fund’s assets allocated to liquid fixed-income investments, as applicable. Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Each Adviser is also an indirect, wholly-owned subsidiary of The Carlyle Group Inc.

The Fund's investment objective is to seek long-term capital appreciation. The Fund opportunistically allocates its assets across a global portfolio of private markets investments (“Private Markets Investments”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Markets Investments. Private Markets Investments include, without limitation:

•as part of the Fund's “Direct Investments” strategy, direct investments in individual portfolio companies alongside third-party private equity funds (“Underlying Funds”);
•as part of the Fund’s “Secondary Investments” strategy, secondary purchases of interests in Underlying Funds and portfolio companies. As part of the Adviser’s Secondary Investments strategy, the Adviser may selectively pursue various types of strategic portfolio financing investments that involve the structured injection of capital into existing funds, portfolios of direct assets, general partner-owned management companies or portfolios of LP interests;
•as part of the Fund’s “Primary Investments” strategy, direct subscriptions for interests in Underlying Funds; and
•investments in privately placed bank loans and other debt instruments and loans to private companies.

As part of its principal investment strategies, the Fund invests in Underlying Funds and portfolio companies organized both within and outside of the United States. The Fund invests in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The Consolidated Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The preparation of the Consolidated Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Schedule of Investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The consolidated Schedule of Investments include the accounts of the Fund and its wholly owned subsidiaries (“Subsidiaries”). The following is a summary of significant accounting policies used in preparing the Consolidated Schedule of Investments.

Consolidation of a Subsidiary – The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)

The Consolidated Schedule of Investments of the Fund includes AlpInvest CAPM Holdings, LLC, AlpInvest Seed Fund GP, LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., ACP 2022 Marvel Blocker LLC, Alp Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp EDP RIC Blocker, LLC, Alp Highline RIC Blocker, LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker, LLC, Alp Monogram RIC Blocker, LLC, Alp Plaskolite RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp Valicor RIC Blocker, LLC, all wholly-owned subsidiaries of the Fund.

Valuation – Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at fair value as determined in accordance with the policies and procedures approved by and under the oversight of the Board. Pursuant to these policies and procedures, Carlyle AlpInvest, as the Fund’s investment adviser, serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to all of the Fund’s investments, subject to the Board’s oversight.

The Fund values its Private Markets Investments at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). For liquid investments that are publicly traded or for which market quotations are available, including broadly syndicated term loans, valuations are generally based on the closing sales prices as of the valuation date. See Note 3, “Fair Value Measurements”.
3. FAIR VALUE MEASUREMENTS

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to assess at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 — Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Underlying Funds – Investments in Underlying Funds are recorded at fair value, using the Underlying Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Underlying Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Underlying Funds that the Fund may make investments in include Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds. Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)

The fair value relating to certain underlying investments of these Underlying Funds, for which there is no public market, has been estimated by the respective Underlying Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

Carlyle AlpInvest will adjust the fair value provided by the Underlying Funds’ management for subsequent cash flows received from or distributed to the Underlying Funds and for any changes in the market prices of public securities held by the Underlying Funds and may also apply a market adjustment to reflect the estimated change in the fair value of the Underlying Funds non-public investments from the date of the most recent net asset value provided by the Underlying Funds’ management.

Direct Investments – The Fund may also make Direct Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.

Carlyle AlpInvest determines comparable public companies based on industry, size, developmental stage, strategy, etc., and then calculates a trading multiple for each comparable company identified by dividing the enterprise value of the comparable company by its earnings before interest, taxes, depreciation and amortization (EBITDA). The trading multiple may then be discounted for considerations such as differences between the comparable companies and the subject company based on company specific facts and circumstances. The combined multiple is then applied to the subject company to calculate the value of the subject company.

Broadly Syndicated Loans – The Fund may also make investments in broadly syndicated loans. The broadly syndicated loans are fair valued using pricing services and broker quotes. Pricing for the broadly syndicated loans is provided by the Sub-Adviser who obtains marks from Markit, a third-party pricing service. The Sub-Adviser checks the valuations and determines if price overrides or challenges are needed before final pricing is provided to the Adviser. Accordingly, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. As of June 30, 2026, there were no broadly syndicated loans held by the Fund.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of June 30, 2026:

Investments	Level 1	Level 2	Level 3	Total
Cash Equivalents	$565,199,092	$—	$—	$565,199,092
Direct Investments	6,357,635	—	1,567,207,633	1,573,565,268
Private Credit Investments	—	—	44,680,637	44,680,637
Total	$571,556,727	$—	$1,567,207,633	$2,183,444,997
The Fund held Primary Investments and Secondary Investments with a fair value of $2,980,135,195, which are excluded from the fair value hierarchy as of June 30, 2026, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a “practical expedient” are not required to be included in the fair value hierarchy.